Consolidated Statement of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net earnings (loss)	$ (425)	$ (253)	$ 176
Depreciation and amortization	719	798	709
Net gain on sale of assets	(54)	(9)	(45)
Accretion of provisions	32	30	23
Decommissioning and restoration costs settled	(18)	(18)	(34)
Deferred income tax recovery	(11)	(85)	(18)
Unrealized (gain) loss from risk management activities	(34)	42	(32)
Unrealized foreign exchange (gain) loss	(24)	1	13
Provisions	(41)	9	13
Asset impairment charges	648	84	25
Equity income, net of distributions from investments (Note 10)	(5)	(1)	0
Other non-cash items	40	15	(102)
Cash flow from operations before changes in working capital	827	613	728
Change in non-cash operating working capital balances	174	89	121
Cash flow from operating activities	1,001	702	849
Investing activities
Additions to property, plant and equipment	(480)	(486)	(417)
Additions to intangibles	(9)	(14)	(14)
Restricted cash	(1)	(39)	34
Loan receivable	(3)	(5)	(10)
Acquisitions, net of cash acquired	(120)	(32)	(117)
Acquisition of investments (Note 10)	0	(102)	0
Investment in the Pioneer Pipeline	0	0	(83)
Proceeds on sale of Pioneer Pipeline	128	0	0
Proceeds on sale of property, plant and equipment	39	6	13
Realized gains (losses) on financial instruments	(6)	2	3
Decrease in finance lease receivable	41	17	24
Other	(16)	(12)	23
Change in non-cash investing working capital balances	(45)	(22)	32
Cash flow used in investing activities	(472)	(687)	(512)
Financing activities
Net increase (decrease) in borrowings under credit facilities	(114)	(106)	(119)
Repayment of long-term debt	(92)	(489)	(96)
Issuance of long-term debt	173	753	166
Issuance of exchangeable securities	0	400	350
Repurchase of common shares under NCIB	(4)	(57)	(68)
Proceeds on issuance of common shares	8	0	0
Realized gains on financial instruments	3	3	0
Distributions paid to subsidiaries' non-controlling interests	(156)	(97)	(106)
Decrease in finance lease obligations	(8)	(25)	(21)
Financing fees and other	(4)	(11)	(35)
Change in non-cash financing working capital balances	(1)	(13)	0
Cash flow from (used in) financing activities	(282)	272	(14)
Cash flow from operating, investing, and financing activities	247	287	323
Effect of translation on foreign currency cash	(3)	5	(1)
Increase in cash and cash equivalents	244	292	322
Cash and cash equivalents, beginning of year	703	411	89
Cash and cash equivalents, end of year	947	703	411
Supplemental cash flow information
Cash taxes paid	57	36	35
Cash interest paid	220	201	185
Common shares
Financing activities
Dividends paid	(48)	(47)	(45)
Preferred shares
Financing activities
Dividends paid	$ (39)	$ (39)	$ (40)